Revenue from contracts with customers- Schedule of Disaggregation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	R$ 6,517,278	R$ 9,392,264	R$ 9,347,413
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,117,562	8,201,716	8,141,072
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,399,716	1,190,548	1,206,341
Reportable Geographical Components | Crop Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	860,803	678,021	557,167
Reportable Geographical Components | Brazil | Inputs Retails sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,694,098	6,510,383	6,950,340
Reportable Geographical Components | Brazil | Grains
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	560,401	1,013,312	633,565
Reportable Geographical Components | Brazil | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,260	0	0
Reportable Geographical Components | Colombia | Inputs Retails sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,279,583	1,114,104	1,145,520
Reportable Geographical Components | Colombia | Grains
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	93,729	41,045	33,360
Reportable Geographical Components | Colombia | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	R$ 26,404	R$ 35,399	R$ 27,461